Accrued Liabilities and Other and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Liabilities and Other and Other Long-Term Liabilities
7. Accrued Liabilities and Other and Other Long-Term Liabilities
Accrued Liabilities and Other

	December 31, 2018 $	December 31, 2017 $
Voyage and vessel expenses	98,135	69,544
Interest	47,731	42,028
Payroll and benefits and other	41,275	137,659
Deferred revenues and gains - current	30,108	33,121
In-process revenue contracts - current	5,930	13,880
	223,179	296,232

Other Long-Term Liabilities

	December 31, 2018 $	December 31, 2017 $
Deferred revenues and gains	31,324	33,363
Guarantee liabilities	9,434	10,633
Asset retirement obligation	27,759	27,302
Pension liabilities	4,847	6,529
In-process revenue contracts	17,800	24,313
Unrecognized tax benefits	40,556	31,061
Other	1,325	3,168
	133,045	136,369

In-Process Revenue Contracts
As part of the Company’s previous acquisition of FPSO units from Petrojarl ASA (subsequently renamed Teekay Petrojarl AS, or Teekay Petrojarl), and Teekay LNG’s acquisition of Shell's ownership interests in four LNG carrier newbuildings, the Company assumed certain FPSO contracts and time-charter-out contracts with terms that were less favorable than the then prevailing market terms, and a service obligation for shipbuilding supervision and crew training services for the four LNG carrier newbuildings. At the time of the acquisitions, the Company recognized liabilities based on the estimated fair value of these contracts and service obligations. The Company is amortizing the remaining liabilities over the estimated remaining terms of their associated contracts on a weighted basis, based on the projected revenue to be earned under the contracts. As at December 31, 2018, the liabilities associated with the four LNG carrier newbuildings have been fully amortized.

Amortization of in-process revenue contracts for the year ended December 31, 2018 was $14.5 million (2017 – $27.2 million, 2016 – $28.1 million), which is included in revenues on the consolidated statements of (loss) income. Amortization of in-process revenue contracts following 2018 is expected to be $5.9 million (2019), $5.9 million (2020), $5.9 million (2021) and $5.9 million (2022).